Share-Based Payments - Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014		Feb. 25, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares	299,653,000	[1]
Granted, shares	44,599,000
Exercised, shares	(46,960,000)
Forfeited, shares	(4,396,000)
Canceled, shares	(43,784,000)
Outstanding, end of period, shares	249,112,000
Vested and expected to vest, end of period, shares	243,297,000	[2]
Exercisable, end of period, shares	122,618,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period, weighted-average exercise price per share	$ 24.33	[1]
Granted, weighted-average exercise price per share	$ 32.23
Exercised, weighted-average exercise price per share	$ 21.44
Forfeited, weighted-average exercise price per share	$ 26.36
Expired, weighted-average exercise price per share	$ 36.85
Outstanding, end of period, weighted-average exercise price per share	$ 24.05
Vested and expected to vest, end of period, weighted-average exercise price per share	$ 23.91	[2]
Exercisable, end of period, weighted-average exercise price per share	$ 21.19
Outstanding, end of period, weighted-average remaining contractual term	5 years 10 months 24 days
Vested and expected to vest, end of period, weighted-average remaining contractual term	5 years 10 months 24 days	[2]
Exercisable, end of period, weighted-average remaining contractual term	3 years 7 months 6 days
Outstanding, end of period, aggregate intrinsic value	$ 1,815	[3]
Vested and expected to vest, end of period, aggregate intrinsic value	1,805	[2],[3]
Exercisable, end of period, aggregate intrinsic value	$ 1,222	[3]
2001 Stock Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Canceled, shares			(42,000,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Expired, weighted-average exercise price per share			$ 37.15

[1]	Includes approximately 42 million stock options which expired on February 25, 2014 at a grant price of $37.15, which were granted under the 2001 Stock Plan. These stock options were not added into the amount of carry forward shares remaining available for grants under the 2004 Stock Plan.
[2]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[3]	Market price of underlying Pfizer common stock less exercise price.